Tax - Reconciliation between the actual tax charge and the corporate tax rate (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Applicable tax rate	19.25%	20.00%	20.25%
Barclays Bank PLC [member]
Disclosure of geographical areas [line items]
Applicable tax rate	19.25%	20.00%	20.25%
Territories with different statutory rates to the UK [member]
Disclosure of geographical areas [line items]
Applicable tax rate	29.40%	32.80%	33.40%
Territories with different statutory rates to the UK [member] | Barclays Bank PLC [member]
Disclosure of geographical areas [line items]
Applicable tax rate	29.80%	29.50%	28.10%